Revenue (Tables)	12 Months Ended
Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Summary of Disaggregated Revenues by Course Plans
For the years ended December 31, 2018, 2019 and 2020, all of the Group’s revenue was generated in the PRC. The disaggregated revenues by course plans were as follows:

	For the years ended December 31,
	2018	2019	2020
Tuition fees	100,371,598	109,757,237	125,439,005
Meals	24,554,520	24,694,193	19,172,979
Accommodation	8,141,000	9,184,065	8,342,798
Others	7,768,276	6,111,808	4,616,008
Rental revenue from related parties	1,688,191	2,373,333	1,668,572

Total revenues	142,523,585	152,120,636	159,239,362

Summary of Deferred Revenue by Revenue Stream from Contracts with Customers
The aggregate amounts of deferred revenue by revenue stream from contracts with customers were as follows:

	As of December 31,
	2019	2020
Tuition fees	15,824,369	15,059,409
Meals	2,544,550	2,586,883
Accommodation	1,052,768	1,092,732
Others	20,000	10,000

Total	19,441,687	18,749,024

Summary of Revenue Recognized Included in Contract Liability
The following table shows how much of the revenue recognized in each reporting period was included in the contract liability balance at the beginning of the year.

	For the years ended December 31,
	2018	2019	2020
Tuition fees	11,732,597	12,576,013	14,112,073
Meals	2,337,977	2,468,208	2,544,550
Accommodation	805,900	841,744	1,052,768
Others	5,566	1,000,000	20,000

Total	14,882,040	16,885,965	17,729,391

Summary of Changes in Deferred Revenue Balance
The following table shows a rollforward of the deferred revenue balance.

	As of December 31, 2018	Cash receipt	Recognized as revenue	As of December 31, 2019	Cash receipt	Recognized as revenue	As of December 31, 2020
Tuition fees	14,628,087	110,953,519	(109,757,237)	15,824,369	124,674,045	(125,439,005)	15,059,409
Meals	2,468,208	24,770,535	(24,694,193)	2,544,550	19,215,312	(19,172,979)	2,586,883
Accommodation	841,744	9,395,089	(9,184,065)	1,052,768	8,382,762	(8,342,798)	1,092,732
Others	1,000,000	1,591,429	(2,571,429)	20,000	1,295,128	(1,305,128)	10,000

Total	18,938,039	146,710,572	(146,206,924)	19,441,687	153,567,247	(154,259,910)	18,749,024